Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010	Oct. 27, 2012
Comprehensive Income
Foreign Currency Translation & Other, balance at the beginning of the period		$ 7	$ 6	$ 1
Foreign currency translation adjustment	(1)	(1)	1	5
Foreign Currency Translation & Other, balance at the end of the period		6	7	6
Foreign Currency Derivative, balance at the beginning of the period				4
Reclassification of hedge instruments to earnings				(4)
Total, balance at the beginning of the period		7	6	5	6
Foreign currency translation adjustment	(1)	(1)	1	5
Reclassification of hedge instruments to earnings				(4)
Total, balance at the end of the period	$ 7	$ 6	$ 7	$ 6	$ 6